Details of Subsidiaries and Variable Interest Entities (Detail)	12 Months Ended
Sep. 30, 2019
Subsidiaries And Variable Entities [Line Items]
Date of establishment	May 20, 2019
China Distance Education Limited (''CDEL Hong Kong'') | HONG KONG
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Mar. 13, 2003
Place of establishment	Hong Kong
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding and provision of education services
Practice Enterprises Network China International Links Limited (''Pencil'') | HONG KONG
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Feb. 23, 2010
Place of establishment	Hong Kong
Percentage of legal ownership by the Company	100.00%
Principal activities	Inactive
Beijing Champion Distance Education Technology Co., Ltd. (''Champion Technology'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jan. 05, 2004
Place of establishment	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Provision of technical support and consultancy services and course production
Beijing Champion Education Technology Co., Ltd. (''Champion Education Technology'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Apr. 23, 2007
Place of establishment	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Software licensing and course production
China Healthcare Investment Limited (''China Healthcare Investment'') | British Virgin Islands
Subsidiaries And Variable Entities [Line Items]
Date of establishment	May 20, 2015
Place of establishment	BVI
Percentage of legal ownership by the Company	100.00%
Principal activities	Inactive
China Healthcare Education Limited (''China Healthcare Education'') | HONG KONG
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jul. 24, 2015
Place of establishment	Hong Kong
Percentage of legal ownership by the Company	100.00%
Principal activities	Inactive
Beijing Champion Accounting Education Technology Co., Ltd. (''Champion Accounting'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jul. 28, 2015
Place of establishment	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Provision of college cooperation program services
Beijing Zhongxi Champion Healthcare Education Technology Co., Ltd. (''Zhongxi Healthcare Education'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Dec. 14, 2015
Place of establishment	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Inactive
Xiamen Zhongxi Champion Education. Technology Co., Ltd (''Xiamen Zhongxi Education'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Nov. 13, 2017
Place of establishment	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Provision of technical support and consultancy services and course production
Shanghai Xidong Information Technology Co., Ltd. (''Xidong Information Technology'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jun. 21, 2017
Place of establishment	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Provision of software development and information technology services
Beijing Zhengbao Yucai Education Technology Co., Ltd. (''Zhengbao Yucai'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Feb. 19, 2009
Place of establishment	PRC
Percentage of legal ownership by the Company	35.76%
Principal activities	Provision of start-up training services
Nanjing Champion Vocational Training School (''Nanjing Training School'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jul. 03, 2015
Place of establishment	PRC
Percentage of legal ownership by the Company	35.76%	[1]
Principal activities	Provision of start-up training services
Xiamen NetinNet Software Co., Ltd (''Xiamen NetinNet'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Aug. 15, 2005
Place of establishment	PRC
Percentage of legal ownership by the Company	28.608%	[1]
Principal activities	Provision of learning simulation software production
Xiamen NetinNet Education Technology Co., Ltd. (''NetinNet Education'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Aug. 19, 2011
Place of establishment	PRC
Percentage of legal ownership by the Company	28.608%	[1]
Principal activities	Provision of learning simulation software production
Xiamen NetinNet Finance Technology Co., Ltd. (''NetinNet Finance'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Apr. 07, 2005
Place of establishment	PRC
Percentage of legal ownership by the Company	28.608%	[1]
Principal activities	Provision of learning simulation software production
Beijing NetinNet Technology Co., Ltd. (''Beijing NetinNet'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jun. 25, 2018
Place of establishment	PRC
Percentage of legal ownership by the Company	28.608%	[1]
Principal activities	Provision of learning simulation software production
Beijing Chuang Qingchun Chuang Weilai Education Technology Co., Ltd. (''Chuang Qingchun'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Feb. 28, 2017
Place of establishment	PRC
Percentage of legal ownership by the Company	21.456%	[1]
Principal activities	Provision of education consulting services
Shanghai Huzheng Education Technology Co., Ltd. (''Huzheng Education'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	May 02, 2017
Place of establishment	PRC
Percentage of legal ownership by the Company	35.76%	[1]
Principal activities	Provision of start-up training services
Guangdong Zhengbao Yucai Education Co., Ltd. (''Guangdong Yucai'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jun. 23, 2017
Place of establishment	PRC
Percentage of legal ownership by the Company	21.456%	[1]
Principal activities	Provision of start-up training services
JinMaLan (Tianjin) Business Start-up Services Co., Ltd. (''Tianjin JinMaLan'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Dec. 08, 2017
Place of establishment	PRC
Percentage of legal ownership by the Company	25.032%	[1]
Principal activities	Provision of start-up training services
JinMaLan (Anqing) Business Start-up Services Co., Ltd. (''Anqing JinMaLan'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jul. 07, 2018
Place of establishment	PRC
Percentage of legal ownership by the Company	21.456%	[1]
Principal activities	Provision of start-up training services
Nanchang Champion Training School Co., Ltd. ("Anqing JinMaLan") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Mar. 18, 2019
Place of establishment	PRC
Percentage of legal ownership by the Company	35.76%	[1]
Principal activities	Provision of start-up training services
Haimen Zhengbao Yucai Vocational Training School ("Anqing JinMaLan") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Place of establishment	PRC
Percentage of legal ownership by the Company	35.76%	[1]
Principal activities	Provision of start-up training services
Beijing Champion Hi-Tech Co., Ltd. (''Beijing Champion'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jul. 12, 2000
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services and sales of books and reference materials
Beijing Champion Healthcare Education Technology Co., Ltd. (''Champion Healthcare Education''') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	May 13, 2015
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Inactive
Beijing Caikaowang Company Ltd. (''Caikaowang'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Nov. 28, 2007
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services
Beijing Champion Wangge Education Technology Co., Ltd. (''Champion Wangge'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jun. 24, 2008
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services
Beijing Haidian District Champion Training School (''Beijing Training School'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Feb. 19, 2009
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online and offline education services
Beijing Champion Culture Development Co., Ltd. (''Champion Culture'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jun. 03, 2015
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of sales of books and reference materials
Beijing Champion International Education Technology Co., Ltd. (''Champion Int'l Education'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Oct. 12, 2016
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services and sales of books and reference materials
Jiangsu Zhengbao Asset Financial Advisory Co., Ltd. (''Jiangsu Asset) | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	May 08, 2017
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of financial and tax advisory and accounting service
Jiangsu Caishuibang Enterprise Management Co., Ltd. (''Caishuibang'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jun. 16, 2015
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of development of web-based semi-automatic accounting software
Beijing Ruida Chengtai Education Technology Co., Ltd. (''Beijing Ruida'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Mar. 11, 2016
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of legal profession services
Shenzhen Ruida Chengtai Education Technology Co., Ltd. (''Shenzhen Ruida'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	May 10, 2016
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of legal profession services
Guangzhou Ruida Chengtai Education Technology Co., Ltd. (''Guangzhou Ruida'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Apr. 14, 2016
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of legal profession services
Hangzhou Ruitai Education Technology Co., Ltd. (''Hangzhou Chengtai'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Apr. 19, 2016
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of legal profession services
Nanjing Ruida Chengtai Education Technology. Co., Ltd. (''Nanjing Chengtai'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Mar. 30, 2016
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of legal profession services
Beijing Youbang Culture and Art Training School (''Beijing Youbang'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	May 18, 2005
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of legal profession services
Jiangsu Champion Healthcare Education Technology Co., Ltd. ("Jiangsu Healthcare") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jan. 29, 2019
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services
Jiangsu Champion E&C Education Technology Co., Ltd. ("Jiangsu E&C") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jan. 29, 2019
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services
Jiangsu Champion Self-taught Education Co., Ltd. ("Jiangsu Self-taught") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jan. 29, 2019
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services
Beijing Champion H&E Technology Co., Ltd. ("Beijing H&E") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Mar. 21, 2019
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services
Beijing Champion E&C Education Technology Co., Ltd. ("Beijing E&C") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Mar. 05, 2019
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services
Beijing Champion Self-taught Education Co., Ltd. ("Beijing Self-taught i") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Mar. 07, 2016
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services

[1]	These entities are subsidiaries of Zhengbao Yucai.